Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash	$ 102,018		$ 100,087		$ 8,615
Restricted cash	64		64		592
Accounts receivable, net of allowances of $1,237 and $887 at December 31, 2011 and 2012, respectively, and $897 at March 31, 2013 (unaudited)	10,196		8,871		5,376
Deferred tax assets	8,391		8,402		8,343
Prepaid expenses and other current assets	9,874		10,371		5,425
Total current assets	130,543		127,795		28,351
Property and equipment, net	45,995	[1]	41,132	[1]	26,848	[1]
Goodwill	24,879		24,879		24,879
Intangible assets, net	6,541		7,013		9,341
Deferred tax assets, net	1,000		1,084		4,298
Other assets	7,979		8,722		5,859
Total assets	216,937		210,625		99,576
Current liabilities:
Accounts payable	8,669		9,115		5,398
Accrued expenses and other current liabilities	11,698		11,764		12,382
Deferred revenue	20,939		17,087		18,679
Current portion of long-term debt	1,250		1,250		750
Total current liabilities	42,556		39,216		37,209
Deferred revenue	8,056		8,931		7,741
Accrued income taxes	14,903		14,559		17,825
Long-term debt, net of discount of $449 and 556 at December 31, 2011 and 2012, respectively, and $520 at March 31, 2013 (unaudited)	22,605		22,881		16,301
Other liabilities	4,027		4,016		726
Total liabilities	92,147		89,603		79,802
Commitments and contingencies
Redeemable convertible preferred shares, €0.01375178 par value for Series A and B shares, €0.01 par value for Series C shares; 34,634,734 shares authorized; 34,634,734 shares issued and outstanding at December 31, 2011 (aggregate liquidation value of $127,520 at December 31, 2011); no shares issued and outstanding at December 31, 2012 and March 31, 2013 (unaudited)					130,839
Shareholders' equity (deficit):
Additional paid-in capital	228,804		227,990		2,017
Note receivable from officer
Accumulated other comprehensive income	619		626		560
Accumulated deficit	(105,323)		(108,283)		(113,691)
Total shareholders' equity (deficit)	124,790		121,022		(111,065)
Total liabilities, redeemable convertible preferred shares and shareholders' equity (deficit)	216,937		210,625		99,576
Ordinary Shares
Shareholders' equity (deficit):
Common shares, value	661		660		20
Deferred Shares
Shareholders' equity (deficit):
Common shares, value	$ 29		$ 29		$ 29

[1]	Long-lived tangible assets consist of property and equipment based on the country in which the assets are located and are reported at carrying value.